Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Total accounts payable and accrued liabilities	$ 549.0	$ 489.0
Income tax payables	164.0	102.0
Provisions	635.0	462.0
Total current liabilities	817.0	687.0
Current provisions	46.0	35.0
Long-term provisions	589.0	427.0
Closure and decommissioning
Disclosure of financial liabilities [abstract]
Provisions	600.0	438.0	$ 447.0
Liquidity risk
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	512.0	472.0
Severance liabilities	70.0	60.0
Payroll liabilities	35.0	10.0
Total accounts payable and accrued liabilities	617.0	542.0
Income tax payables	164.0	102.0
Other liabilities		13.0
Repayment of principal	714.0	709.0
Interest and standby fees	106.0	135.0
Provisions	35.0	24.0
Future payroll liabilities	57.0	32.0
Total current liabilities	1,693.0	1,557.0
Liquidity risk | Closure and decommissioning
Disclosure of financial liabilities [abstract]
Current provisions	34.0	28.0
Long-term provisions	566.0	411.0
Liquidity risk | Within 1 year
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	512.0	472.0
Severance liabilities	2.0	8.0
Payroll liabilities	35.0	10.0
Total accounts payable and accrued liabilities	549.0	490.0
Income tax payables	164.0	102.0
Other liabilities		13.0
Repayment of principal	5.0	7.0
Interest and standby fees	29.0	29.0
Provisions	12.0	5.0
Future payroll liabilities	9.0	2.0
Total current liabilities	768.0	648.0
Liquidity risk | 2 - 3 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	17.0	12.0
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	17.0	12.0
Income tax payables	0.0	0.0
Other liabilities		0.0
Repayment of principal	280.0	283.0
Interest and standby fees	43.0	57.0
Provisions	11.0	9.0
Future payroll liabilities	45.0	27.0
Total current liabilities	396.0	388.0
Liquidity risk | 4- 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	12.0	8.0
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	12.0	8.0
Income tax payables	0.0	0.0
Other liabilities		0.0
Repayment of principal	0.0	0.0
Interest and standby fees	26.0	28.0
Provisions	2.0	3.0
Future payroll liabilities	0.0	0.0
Total current liabilities	40.0	39.0
Liquidity risk | After 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	39.0	32.0
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	39.0	32.0
Income tax payables	0.0	0.0
Other liabilities		0.0
Repayment of principal	429.0	419.0
Interest and standby fees	8.0	21.0
Provisions	10.0	7.0
Future payroll liabilities	3.0	3.0
Total current liabilities	$ 489.0	$ 482.0